CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (8,723)	$ (39,407)	$ (29,987)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax of nil	(270)	(178)	(12)
Total comprehensive loss	$ (8,993)	$ (39,585)	$ (29,999)